United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/17

Date of Reporting Period: Quarter ended 01/31/17

Item 1.	Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.4%
		Basic Industry - Chemicals—1.3%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$594,845
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	357,452
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,293,383
490,000		RPM International, Inc., 6.50%, 2/15/2018	512,921
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	103,882
		TOTAL	2,862,483
		Basic Industry - Metals & Mining—2.5%
500,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	533,125
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	239,328
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	818,520
580,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	610,450
440,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	449,382
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,236,080
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	150,746
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,320,170
		TOTAL	5,357,801
		Basic Industry - Paper—0.6%
150,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	155,517
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	841,238
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	229,013
		TOTAL	1,225,768
		Capital Goods - Aerospace & Defense—1.2%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	273,473
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	287,311
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	432,687
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	862,701
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	707,750
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	57,223
		TOTAL	2,621,145
		Capital Goods - Building Materials—0.7%
500,000		Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	512,680
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	335,391
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	715,144
		TOTAL	1,563,215
		Capital Goods - Construction Machinery—0.4%
780,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	836,622
		Capital Goods - Diversified Manufacturing—3.2%
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	315,706
888,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	985,550
650,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	726,340
300,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	293,080
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,782,426
705,000		Roper Technologies, Inc., 2.05%, 10/1/2018	708,444
577,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	587,359
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	209,892
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	$351,087
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	419,293
400,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	386,883
190,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	185,605
		TOTAL	6,951,665
		Communications - Cable & Satellite—2.2%
510,000		CCO Safari II LLC, 3.579%, 7/23/2020	522,823
190,000		CCO Safari II LLC, 4.464%, 7/23/2022	198,855
600,000		CCO Safari II LLC, 4.908%, 7/23/2025	630,185
1,100,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	1,049,661
490,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	483,720
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	784,189
415,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	395,897
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	567,163
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	203,836
		TOTAL	4,836,329
		Communications - Media & Entertainment—3.2%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,290
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	274,089
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	815,137
1,000,000		CBS Corp., 3.70%, 8/15/2024	1,002,357
500,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	538,682
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	156,814
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	335,234
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	287,785
750,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	772,964
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	512,330
550,000		Viacom, Inc., Sr. Unsecd. Note, 2.25%, 2/4/2022	519,183
150,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	139,504
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	582,640
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	919,809
		TOTAL	6,887,818
		Communications - Telecom Wireless—1.1%
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	564,143
500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	536,880
680,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	690,199
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	290,763
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	282,387
		TOTAL	2,364,372
		Communications - Telecom Wirelines—2.0%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	595,945
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	249,851
200,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 4/1/2024	208,147
370,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	399,028
200,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	197,568
660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	711,150
680,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	689,948
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	258,745
570,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	492,842
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$580,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	$641,282
		TOTAL	4,444,506
		Consumer Cyclical - Automotive—4.1%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	500,132
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,002,710
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	500,450
400,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	402,318
625,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	631,892
750,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.375%, 8/6/2023	778,293
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	691,296
950,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	947,840
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.30%, 7/13/2025	299,452
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	438,832
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	506,188
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	804,659
1,500,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,526,853
		TOTAL	9,030,915
		Consumer Cyclical - Leisure—0.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,702,609
		Consumer Cyclical - Lodging—0.5%
900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	981,000
		Consumer Cyclical - Retailers—2.3%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	740,090
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	318,064
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	605,621
241,272	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	260,260
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	504,189
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	507,001
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	399,440
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	459,774
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	539,161
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	109,121
500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	499,305
		TOTAL	4,942,026
		Consumer Cyclical - Services—1.1%
1,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	1,287,245
250,000		Expedia, Inc., 4.50%, 8/15/2024	255,196
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	550,154
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	279,631
		TOTAL	2,372,226
		Consumer Non-Cyclical - Food/Beverage—5.9%
1,500,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,510,207
1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,109,288
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	197,267
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,008,089
750,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	729,894
340,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	324,351
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	363,849
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	496,017
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	$785,310
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,078,003
525,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.80%, 7/2/2020	531,399
850,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	862,255
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	527,193
520,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	500,661
500,000		PepsiCo, Inc., 2.15%, 10/14/2020	502,242
1,000,000		PepsiCo, Inc., 2.75%, 4/30/2025	981,156
230,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	231,525
60,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	60,755
850,000		Tyson Foods, Inc., 3.95%, 8/15/2024	865,353
240,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	255,614
		TOTAL	12,920,428
		Consumer Non-Cyclical - Health Care—1.8%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	432,553
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	582,300
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	752,659
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	256,659
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	290,393
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	211,893
250,000		Stryker Corp., Sr. Unsecd. Note, 3.50%, 3/15/2026	251,968
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	236,774
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	503,067
385,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	376,498
		TOTAL	3,894,764
		Consumer Non-Cyclical - Pharmaceuticals—3.5%
300,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	299,661
900,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	889,808
525,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	527,719
310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	306,397
200,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	198,003
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,351,158
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	183,049
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	508,290
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	344,565
200,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	207,524
750,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	727,445
330,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	320,974
640,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	602,110
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	573,232
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	545,653
		TOTAL	7,585,588
		Consumer Non-Cyclical - Products—0.3%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	254,004
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	311,082
		TOTAL	565,086
		Consumer Non-Cyclical - Supermarkets—0.2%
500,000		Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	499,111
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.3%
$320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	$327,134
270,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	322,325
		TOTAL	649,459
		Energy - Independent—0.8%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	592,537
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	243,623
445,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	447,788
525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	513,261
		TOTAL	1,797,209
		Energy - Integrated—1.7%
261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	260,268
590,000		BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	587,148
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	732,502
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,107,150
620,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	607,915
400,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	384,301
		TOTAL	3,679,284
		Energy - Midstream—2.1%
400,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	407,985
210,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	222,024
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	676,066
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	516,120
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	204,335
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	438,016
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	650,813
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	692,884
750,000		Williams Partners LP, 5.25%, 3/15/2020	812,974
		TOTAL	4,621,217
		Energy - Oil Field Services—0.4%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	104,300
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	306,649
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	313,933
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	43,295
		TOTAL	768,177
		Energy - Refining—0.8%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	336,289
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	264,164
1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	1,148,951
		TOTAL	1,749,404
		Financial Institution - Banking—20.2%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	605,347
715,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	709,483
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	654,818
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,516,882
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	1,002,562
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	471,510
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	487,421
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	1,954,204
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	808,374
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	$655,038
500,000		Citigroup, Inc., 4.125%, 7/25/2028	491,328
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	474,919
1,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,980,303
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,252,871
635,000		Comerica, Inc., 3.80%, 7/22/2026	627,691
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,100,100
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	239,772
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	756,142
940,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	914,868
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	497,138
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	488,039
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	250,196
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	1,084,210
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	507,181
1,000,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,063,706
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	498,829
750,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	728,131
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	468,216
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	530,635
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	535,188
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,091,644
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	500,494
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,514,956
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,211,963
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.571%, 12/1/2021	1,144,612
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	605,560
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	756,740
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,803,498
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	796,837
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,908,975
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	494,866
1,296,311	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	579,204
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	906,275
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	759,475
220,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	212,820
250,000		US Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	250,658
1,500,000		Wells Fargo & Co., 2.125%, 4/22/2019	1,506,474
250,000		Wells Fargo & Co., Series MTN, 4.10%, 6/3/2026	253,312
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	589,016
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	499,693
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	250,438
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,906,926
		TOTAL	43,899,538
		Financial Institution - Broker/Asset Mgr/Exchange—3.4%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	773,057
990,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	1,086,681
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	408,767
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	106,465
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	$1,154,164
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	846,548
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	223,739
280,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	295,046
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	512,888
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	907,908
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	399,316
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	151,015
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	473,410
		TOTAL	7,339,004
		Financial Institution - Finance Companies—3.0%
150,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.50%, 5/26/2022	150,206
720,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	734,919
937,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,062,407
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	411,850
2,144,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	2,151,165
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	563,326
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	508,638
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,031,493
		TOTAL	6,614,004
		Financial Institution - Insurance - Health—0.9%
500,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	502,490
500,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	500,795
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	254,219
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	421,114
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	223,451
		TOTAL	1,902,069
		Financial Institution - Insurance - Life—2.7%
700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	797,493
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,217,981
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	253,172
490,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	754,128
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	434,000
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	500,653
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	746,096
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	274,900
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	314,782
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	522,084
		TOTAL	5,815,289
		Financial Institution - Insurance - P&C—1.3%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	250,744
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	305,160
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	200,084
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	456,338
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	239,295
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	283,709
700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,086,174
		TOTAL	2,821,504
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—0.5%
$400,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	$401,820
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	498,518
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	288,600
		TOTAL	1,188,938
		Financial Institution - REIT - Healthcare—0.7%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	622,219
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	802,929
		TOTAL	1,425,148
		Financial Institution - REIT - Office—0.6%
250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	250,164
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	611,431
500,000		Boston Properties LP, Sr. Unsecd. Note, 3.65%, 2/1/2026	496,248
		TOTAL	1,357,843
		Financial Institution - REIT - Other—1.0%
700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	695,216
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	491,848
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	534,724
500,000		ProLogis LP, Sr. Unsecd. Note, 2.75%, 2/15/2019	508,348
		TOTAL	2,230,136
		Financial Institution - REIT - Retail—1.3%
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	667,108
646,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	657,503
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	101,664
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	539,026
505,000		Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	557,053
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	331,879
		TOTAL	2,854,233
		Municipal Services—0.7%
551,947	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	603,814
920,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	981,419
		TOTAL	1,585,233
		Sovereign—0.8%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	880,819
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	830,678
		TOTAL	1,711,497
		Technology—7.0%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	540,837
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	327,940
1,000,000		Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	996,425
250,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	245,254
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	659,164
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	349,629
250,000		BMC Software, Inc., 7.25%, 6/1/2018	253,750
230,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	229,787
580,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	578,185
500,000		Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	498,688
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	417,910
480,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	519,129
410,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	404,021
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	$1,223,312
145,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	152,935
300,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	303,909
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	925,477
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	254,022
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	525,477
500,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	503,718
750,000		Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	726,347
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	699,346
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	351,957
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	198,985
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	977,192
500,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	510,014
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	337,667
345,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	356,209
250,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	268,404
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	364,842
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	578,099
		TOTAL	15,278,631
		Transportation - Airlines—0.3%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	542,923
		Transportation - Railroads—0.3%
178,959		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	195,632
275,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	269,329
300,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	292,569
		TOTAL	757,530
		Transportation - Services—0.8%
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	464,546
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	754,393
190,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	186,155
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	251,761
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	154,100
		TOTAL	1,810,955
		Utility - Electric—4.7%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	318,375
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	422,807
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	394,066
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	956,250
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	178,777
360,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	357,887
280,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	271,258
240,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	224,076
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	267,837
113,273	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	114,658
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,554,032
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	139,727
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	947,002
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	499,557
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	119,211
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	$613,165
750,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	728,168
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	528,344
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	242,639
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	873,144
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	559,987
		TOTAL	10,310,967
		Utility - Natural Gas—1.0%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	226,601
300,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	298,156
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	833,975
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	593,498
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	290,269
		TOTAL	2,242,499
		Utility - Natural Gas Distributor—0.2%
550,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	529,075
		TOTAL CORPORATE BONDS (IDENTIFIED COST $206,002,055)	209,927,243
		FOREIGN GOVERNMENTS/AGENCIES—0.7%
		Sovereign—0.7%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	337,280
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,072,091
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,308,525)	1,409,371
		INVESTMENT COMPANY—2.2%
4,845,637	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[5] (IDENTIFIED COST $4,846,121)	4,846,121
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $212,156,701)[6]	216,182,735
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	1,592,747
		TOTAL NET ASSETS—100%	$217,775,482
At January 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 10-Year Long Futures	130	$16,180,938	March 2017	$(92,484)
8U.S. Treasury Long Bond Short Futures	72	$10,860,750	March 2017	$60,388
8U.S. Treasury Ultra Bond Short Futures	36	$5,784,750	March 2017	$52,662
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$20,566
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,387,344 and $14,511,844, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $39,694,814, which represented 18.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $37,413,001, which represented 17.2% of total net assets.
10

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,702,609
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,247,754	$579,204
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
Affiliated holding.	4
Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	6,250,976	66,864,269	(68,269,608)	4,845,637	$4,846,121	$13,861
5	7-day net yield.
At January 31, 2017, the cost of investments for federal tax purposes was $212,156,701. The net unrealized appreciation of investments for federal tax purposes excluding any net unrealized appreciation resulting from futures contracts was $4,026,034. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,411,393 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,385,359.	6
Assets, other than investments in securities, less liabilities.	7
Non-income-producing security.	8
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
11

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Board has ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$209,348,039	$579,204	$209,927,243
Foreign Governments/Agencies	—	1,409,371	—	1,409,371
Investment Company	4,846,121	—	—	4,846,121
TOTAL SECURITIES	$4,846,121	$210,757,410	$579,204	$216,182,735
Other Financial Instruments[1]
Assets	$113,050	$—	$—	$113,050
Liabilities	(92,484)	—	—	(92,484)
TOTAL OTHER FINANCIAL INSTRUMENTS	$20,566	$—	$—	$20,566
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
MTNA	—Medium Term Note – Series A
MTND	—Medium Term Note – Series D
REIT	—Real Estate Investment Trust
12
Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—110.3%
		Federal Home Loan Mortgage Corporation—0.1%
$449,951	[1]	FHLMC ARM 780443, 2.657%, 3/01/2033	$470,537
10,037	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	10,650
5,298	[1]	FHLMC ARM 420196, 5.326%, 11/01/2030	5,664
4,835	[1]	FHLMC ARM 390260, 2.064%, 10/01/2030	4,869
3,270	[1]	FHLMC ARM 606116, 2.577%, 9/01/2019	3,285
1,550	[1]	FHLMC ARM 785167, 2.517%, 12/01/2018	1,551
		TOTAL	496,556
		Federal National Mortgage Association—0.2%
6,497	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	6,751
190,867	[1]	FNMA ARM 544852, 2.419%, 4/01/2028	196,290
248,721	[1]	FNMA ARM 544843, 2.429%, 10/01/2027	255,626
315,407	[1]	FNMA ARM 544884, 2.445%, 5/01/2034	329,021
475,612	[1]	FNMA ARM 556379, 1.996%, 5/01/2040	482,319
155,095	[1]	FNMA ARM 556388, 1.996%, 5/01/2040	157,298
683,668	[1]	FNMA ARM 618128, 1.848%, 8/01/2033	693,654
		TOTAL	2,120,959
		Government National Mortgage Association—0.0%
6,251	[1]	GNMA ARM 8902, 30 Year, 2.000%, 1/20/2022	6,344
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,585,024)	2,623,859
		ASSET-BACKED SECURITIES—37.6%
		Auto Receivables—13.7%
151,862	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	151,772
1,226,189	[1]	Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	1,226,382
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,030,757
2,000,000	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,041,305
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,494,588
3,000,000	[1]	BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,990,621
3,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	2,983,704
2,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	1,946,594
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.766%, 1/7/2025	3,781,493
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 2.566%, 1/7/2025	2,503,896
1,502,283	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 1.186%, 3/7/2026	1,497,400
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 1.566%, 3/7/2026	1,994,671
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.966%, 3/7/2026	997,236
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 2.316%, 3/7/2026	1,497,126
6,386,398	[1,2,3]	Chesapeake Funding LLC 2015-1A, Class A, 1.266%, 2/7/2027	6,387,700
5,000,000	[1,2,3]	Chesapeake Funding LLC 2016 1A, Class A2, 1.917%, 3/15/2028	5,014,915
1,059,661	[1,2,3]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	1,059,978
9,000,000	[2,3]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	9,086,483
3,500,000	[1,2,3]	Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,503,229
1,254,935	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	1,252,649
2,479,674	[2,3]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	2,481,199
1,500,000	[1,2,3]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,496,254
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,000,198

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,000,000	[1]	Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	$4,009,057
5,556,394		Ford Credit Auto Lease Trust 2013-A, Class B, 1.15%, 7/15/2018	5,556,861
5,000,000	[1]	GM Financial Automobile Leasing Trust 2015-3, Class A3, 1.69%, 3/20/2019	5,006,634
6,150,000	[1]	GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,138,697
9,025,000	[1,2,3]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	9,071,959
1,500,000	[1]	Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,470,331
3,750,000	[1]	Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,734,647
4,960,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,965,444
2,000,000	[2,3]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	1,994,580
4,205,000	[2,3]	Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,209,776
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,499,288
4,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.467%, 5/17/2021	4,027,839
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,034,960
2,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	2,008,006
313,023	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	313,027
1,625,247		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	1,632,759
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,023,440
4,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	4,031,718
2,600,000	[1]	Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,615,488
2,000,000	[2,3]	Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,972,937
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,961,125
		TOTAL	137,698,723
		Credit Card—14.8%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.468%, 2/16/2021	9,049,622
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 1.268%, 12/15/2021	5,013,930
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.404%, 2/15/2019	11,512,477
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.158%, 10/15/2021	5,019,485
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 1.147%, 6/15/2021	8,020,922
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 1.398%, 2/15/2024	8,044,319
4,000,000	[1,2,3]	Cards II Trust, Class A, 1.288%, 7/15/2020	4,002,357
7,000,000	[1,2,3]	Cards II Trust, Class A, 1.468%, 7/15/2021	7,030,705
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 1.227%, 4/15/2019	9,999,863
3,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	3,082,845
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.055%, 5/26/2020	4,304,500
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 1.218%, 4/15/2021	9,038,323
5,000,000		Discover Card Execution Note Trust 2015-A3, Class A, 1.45%, 3/15/2021	4,991,667
3,500,000	[1]	Discover Card Execution Note Trust 2016-A1, Class A1, 1.64%, 7/15/2021	3,501,285
11,390,000	[1]	DryRock Issuance Trust 2014-1, Class A, 1.128%, 12/16/2019	11,390,431
9,000,000	[1,2,3]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.488%, 4/15/2020	9,035,869
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 1.217%, 3/15/2021	8,005,015
3,250,000	[2,3]	Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,214,371
3,000,000	[1,2,3]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	3,018,244
5,000,000	[1,2,3]	Penarth Master Issuer 2015-1A, Class A1, 1.168%, 3/18/2019	5,000,878
9,200,000	[1,2,3]	Trillium Credit Card Trust II 2016-1A, Class A, 1.493%, 5/26/2021	9,243,747
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.568%, 6/17/2019	7,010,329
		TOTAL	148,531,184
		Equipment Lease—1.8%
2,402,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,303,654
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	3,001,462

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	$5,036,089
1,750,000	[2,3]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,746,241
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	1,999,654
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,202,124
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,496,941
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,751,238
		TOTAL	18,537,403
		Home Equity Loan—0.4%
1,510,799	[1]	Carrington Mortgage Loan Trust, Class A3, 0.951%, 2/25/2036	1,512,783
12,945	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.248%, 1/15/2028	11,021
14,789	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 1.031%, 11/25/2036	14,714
2,249,154		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	790,961
114,526	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.791%, 11/25/2034	108,679
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	67,846
34,144	[1,2,3]	Quest Trust 2004—X1, Class A, 1.431%, 3/25/2034	34,405
1,381,380	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,381,530
		TOTAL	3,921,939
		Other—6.6%
1,335,192	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.838%, 2/25/2043	1,337,672
3,021,748	[1,2,4]	Carlyle Global Market Strategies, Class A, 2.922%, 10/15/2021	1,450,439
2,016,667	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.451%, 10/25/2035	1,972,530
2,842,078	[1]	New Hampshire Higher Education Loan Co., 2011-1, Class A2, 1.888%, 10/25/2025	2,851,769
295,309	[1]	Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	294,929
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 1.367%, 2/15/2019	7,996,927
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.717%, 2/15/2019	4,995,960
5,000,000	[1,2,3]	PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	4,959,455
2,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class A, 1.968%, 2/18/2020	2,011,052
4,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class B, 2.518%, 2/18/2020	3,997,042
1,523,163	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.371%, 11/25/2027	1,526,704
53,172	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 2.167%, 8/15/2025	53,203
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 2.168%, 10/15/2031	11,107,439
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.917%, 1/15/2026	4,039,599
2,350,628	[1,2,3]	SMB Private Education Loan Trust 2016-A, Class A1, 1.467%, 5/15/2023	2,356,352
1,493,756	[1,2,3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.418%, 11/15/2023	1,495,050
1,178,781	[2,3]	Sierra Receivables Funding Co., 2013-3A, Class A, 2.20%, 10/20/2030	1,181,021
3,123,171	[2,3]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	3,136,931
2,157,738	[2,3]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	2,152,269
3,491,717	[2,3]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	3,487,326
3,332,313	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.521%, 9/25/2056	3,336,121
		TOTAL	65,739,790
		Rate Reduction Bond—0.3%
2,423,571		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	2,643,068
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $379,703,140)	377,072,107
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.6%
		Commercial Mortgage—4.7%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc., 2013-DSNY, Class B, 2.267%, 9/15/2026	9,481,954
1,641,117		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	1,635,447
335,062		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	334,717
1,754,269		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	1,750,118

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$4,475,000	[1,2,3]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.167%, 11/15/2033	$4,508,467
2,295,841		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	2,284,212
998,990	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	1,026,843
11,124,054	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.418%, 11/15/2045	11,126,021
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.454%, 4/10/2046	4,998,748
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.968%, 6/15/2045	5,005,175
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.818%, 7/15/2046	4,847,986
		TOTAL	46,999,688
		Federal Home Loan Mortgage Corporation—0.7%
607		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	622
4,595		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	4,822
17,756		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	19,642
24,693	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.117%, 2/15/2018	24,724
54,803		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	55,609
57,241		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	59,064
54,180		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	57,912
1,100,339	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 1.067%, 2/15/2036	1,095,463
134,917	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.227%, 2/15/2034	135,264
410,951	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.167%, 7/15/2036	410,321
191,060	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.517%, 7/15/2036	193,354
567,572	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.677%, 7/15/2037	574,412
891,741		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	893,570
3,194,914	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.151%, 4/25/2020	3,196,378
129,194	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	146,957
		TOTAL	6,868,114
		Federal National Mortgage Association—0.9%
24,403		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	26,115
979		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,068
19,866		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	21,544
19,356	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	21,112
1,519	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	1,560
6,395		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	6,847
148,591		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	162,540
8		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	8
64,466	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 1.271%, 9/25/2032	64,911
16,806		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	17,357
18,922		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	19,076
313,701	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 1.201%, 6/25/2036	314,124
1,349,399	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 1.221%, 7/25/2037	1,350,783
199,298	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.771%, 6/25/2037	204,011
150,598	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.571%, 5/25/2039	152,317
18,835	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 1.271%, 8/25/2039	18,862
427,408	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.621%, 4/25/2037	434,366
722,660	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 1.311%, 7/25/2037	725,168
1,222,306	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 1.221%, 3/25/2041	1,219,707
3,933,827	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 1.171%, 2/25/2042	3,914,792
1,641		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	1,773
25,496		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	27,573
		TOTAL	8,705,614

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—0.3%
$1,958,363	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	$1,935,481
774,401	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 1.216%, 1/8/2020	774,674
		TOTAL	2,710,155
		Government National Mortgage Association—1.1%
5,101,716		Government National Mortgage Association REMIC 2013-H16 FA, 1.187%, 7/20/2063	5,088,548
5,991,318		Government National Mortgage Association REMIC 2013-H17 FA, 1.197%, 7/20/2063	5,977,904
		TOTAL	11,066,452
		Non-Agency Mortgage—1.9%
8,766	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.700%, 3/25/2033	8,931
78,534	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.264%, 2/3/2029	69,575
17,265		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	17,805
3,539,029	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,265,975
3,648,634	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	3,368,037
10,082	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	10,082
201,615	[1]	Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 4.050%, 9/25/2034	189,825
51		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	51
165,739	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	164,633
3,912,858	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,688,835
1,666,579		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,561,545
2,769,333	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,594,497
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.591%, 1/21/2070	3,003,516
170,159		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	186,885
589,024	[1]	Washington Mutual 2006-AR15, Class 1A, 1.436%, 11/25/2046	514,993
642,803	[1]	Washington Mutual 2006-AR17, Class 1A, 1.394%, 12/25/2046	545,984
57,506	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.135%, 7/25/2034	59,397
		TOTAL	19,250,566
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $96,759,076)	95,600,589
		CORPORATE BONDS—36.9%
		Capital Goods - Diversified Manufacturing—0.4%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,504,323
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,996,200
		TOTAL	4,500,523
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,259,428
		Communications - Media & Entertainment—1.1%
3,130,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	3,160,706
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,005,988
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,996,365
		TOTAL	11,163,059
		Communications - Telecom Wireless—0.3%
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,169,456
		Communications - Telecom Wirelines—1.0%
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,393,348
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.763%, 6/17/2019	3,027,870
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.709%, 9/14/2018	2,557,055
		TOTAL	9,978,273
		Consumer Cyclical - Automotive—4.5%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,001,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.303%, 3/10/2017	$3,001,059
1,820,000	[2,3]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,795,415
5,000,000	[1]	Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 2.009%, 1/9/2020	5,039,450
5,000,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,062,960
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	4,988,630
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.573%, 1/14/2022	3,674,482
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,089,510
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.699%, 1/11/2022	5,033,450
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 1.290%, 5/23/2017	4,999,665
		TOTAL	44,686,559
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,008,026
		Consumer Cyclical - Retailers—0.4%
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,914,844
		Consumer Cyclical - Services—0.5%
3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.457%, 11/28/2017	2,998,650
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,155,786
		TOTAL	5,154,436
		Consumer Non-Cyclical - Food/Beverage—2.9%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,334,867
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,552,577
3,530,000	[2,3]	Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,489,649
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,263,332
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.554%, 2/1/2019	8,001,936
2,060,000	[2,3]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,070,135
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,069,990
		TOTAL	28,782,486
		Consumer Non-Cyclical - Health Care—0.3%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.285%, 10/6/2017	2,996,016
		Consumer Non-Cyclical - Pharmaceuticals—1.7%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,005,133
6,000,000	[1]	Actavis Funding SCS, Sr. Unsecd. Note, 2.033%, 3/12/2018	6,040,524
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,150,422
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.201%, 3/1/2019	2,510,292
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,887,580
		TOTAL	16,593,951
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,503,650
		Consumer Non-Cyclical - Tobacco—0.7%
6,000,000	[1,2,3]	BAT International Finance PLC, Floating Rate Note—Sr. Note, Series 144A, 1.473%, 6/15/2018	6,007,284
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,006,349
		TOTAL	7,013,633
		Energy - Integrated—2.4%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.627%, 9/26/2018	4,015,468
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.861%, 5/16/2021	5,096,295
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,224,880
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.044%, 7/18/2018	3,549,000
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,799,350

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$6,000,000	[1]	Statoil ASA, Sr. Unsecd. Note, 1.087%, 11/9/2017	$6,004,926
		TOTAL	23,689,919
		Energy - Midstream—0.6%
2,850,000	[1]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,866,732
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	3,007,614
		TOTAL	5,874,346
		Energy - Oil Field Services—0.5%
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	5,002,145
		Financial Institution - Banking—11.0%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,993,688
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,012,050
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.694%, 2/1/2019	9,055,611
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 2.063%, 1/15/2019	1,513,479
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 1.708%, 12/7/2018	3,020,907
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.609%, 4/9/2018	6,022,668
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	2,001,586
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,041,872
6,000,000	[1]	Bank of Nova Scotia, Toronto, Sr. Unsecd. Note, 1.325%, 4/11/2017	6,004,542
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	3,010,269
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.808%, 12/7/2018	4,021,156
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.878%, 6/7/2019	1,007,215
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,146,562
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 1.587%, 9/27/2019	2,781,790
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.006%, 11/15/2018	10,102,040
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,997,836
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.457%, 2/9/2018	1,999,086
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.338%, 7/25/2017	6,906,631
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.571%, 12/1/2021	1,473,750
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.893%, 1/24/2019	2,013,856
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.177%, 1/27/2020	709,783
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,015,075
3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	2,998,902
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 1.767%, 2/1/2022	4,012,464
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,136,895
2,935,000		SunTrust Bank, Sr. Unsecd. Note, 2.25%, 1/31/2020	2,942,608
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 1.153%, 9/11/2017	3,001,914
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.519%, 10/28/2019	2,008,690
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,011,775
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.779%, 7/30/2018	8,046,136
		TOTAL	110,010,836
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,036,170
		Financial Institution - Insurance - Health—0.3%
3,000,000	[1]	Aetna, Inc., Sr. Unsecd. Note, 1.601%, 12/8/2017	3,013,929
		Financial Institution - Insurance - Life—1.7%
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 1.390%, 4/10/2017	8,006,656
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 1.243%, 12/15/2017	3,006,993
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.686%, 8/15/2018	6,025,110
		TOTAL	17,038,759

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.3%
$2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	$1,999,894
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.933%, 7/15/2027	761,718
		TOTAL	2,761,612
		Industrial Machinery—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	687,761
		Technology—4.0%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 1.181%, 5/6/2019	7,045,206
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,050,720
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.431%, 3/1/2019	6,697,035
3,590,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 3.48%, 6/1/2019	3,664,503
5,000,000	[1]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.45%, 10/5/2017	5,026,600
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,007,672
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,524,884
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	997,223
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,368,727
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 1.602%, 1/15/2019	5,045,160
		TOTAL	40,427,730
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,291,753
		Utility - Electric—1.2%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,508,282
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 1.378%, 4/3/2017	3,002,403
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,007,778
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	709,210
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,082,421
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,211,904
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	1,828,923
		TOTAL	12,350,921
		TOTAL CORPORATE BONDS (IDENTIFIED COST $368,740,475)	369,910,221
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
1,183		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	1,206
7,358		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	8,277
9,584		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	9,860
9		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	8
		TOTAL	19,351
		Federal National Mortgage Association—0.0%
52,706		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	60,456
		Government National Mortgage Association—0.0%
18,247		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	20,547
6,156		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	7,247
		TOTAL	27,794
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $98,931)	107,601
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% (New Jersey State), 12/15/2018 (IDENTIFIED COST $1,218,027)	1,206,968

Principal Amount or Shares			Value
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Supranational—0.3%
$3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,994,709)	$2,928,000
		U.S. TREASURY—2.4%
		U.S. Treasury Notes—2.4%
7,000,000		United States Treasury Note, 1.000%, 3/31/2017	7,004,306
10,000,000	[5]	United States Treasury Note, 1.625%, 6/30/2020	10,007,389
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	7,065,730
		TOTAL U.S. TREASURY (IDENTIFIED COST $24,136,657)	24,077,425
		CERTIFICATE OF DEPOSIT—0.4%
		Financial Institution - Banking—0.4%
4,000,000		Nordea Bank Finland PLC, 1.070%, 4/28/2017 (IDENTIFIED COST $4,000,000)	4,001,799
		COMMERCIAL PAPER—0.7%
		Financial Institution - Banking—0.7%
5,000,000	[2,3]	Nordea Bank AB CP4-2	4,961,917
2,000,000	[2,3]	National Australia Bank Ltd., Melbourne CP4-2	1,994,658
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $6,954,754)	6,956,575
		INVESTMENT COMPANIES—11.6%[6]
2,901,043		Federated Bank Loan Core Fund	29,503,607
34,228,525		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[7]	34,231,948
3,044,552		Federated Mortgage Core Portfolio	29,806,170
741,300		Federated Project and Trade Finance Core Fund	6,886,673
2,538,662		High Yield Bond Portfolio	16,171,279
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $118,719,521)	116,599,677
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $1,005,910,314)[8]	1,001,084,821
		OTHER ASSETS AND LIABILITIES - NET—0.1%[9]	1,309,605
		TOTAL NET ASSETS—100%	$1,002,394,426
At January 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[10]United States Treasury Note 5-Year Long Futures	250	$29,466,797	March 2017	$(111,913)
The average notional value of long futures contracts held by the Fund throughout the period was $60,344,336. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $326,584,734, which represented 32.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $324,986,792, which represented 32.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.922%, 10/15/2021	5/22/2014	$3,021,748	$1,450,439
C-BASS ABS LLC Series 1999-3, Class B1, 6.264%, 2/3/2029	7/9/1999	$64,288	$69,575
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$10,148	$10,082
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$67,846
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended January 31, 2017, were as follows:
Affiliates	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Bank Loan Core Fund	2,320,798	580,245	—	2,901,043	$29,503,607	$896,040
Federated Institutional Prime Value Obligations Fund, Institutional Shares	88,457,016	303,127,758	(357,356,249)	34,228,525	$34,231,948	$137,008
Federated Mortgage Core Portfolio	4,184,044	77,547	(1,217,039)	3,044,552	$29,806,170	$774,872
Federated Project and Trade Finance Core Fund	716,876	24,424	—	741,300	$6,886,673	$226,727
High Yield Bond Portfolio	2,420,904	117,758	—	2,538,662	$16,171,279	$736,513
Total of Affiliated Transactions	98,099,638	303,927,732	(358,573,288)	43,454,082	$116,599,677	$2,771,160
7	7-day net yield.
8	At January 31, 2017, the cost of investments for federal tax purposes was $1,005,910,314. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,825,493. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,368,806 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,194,299.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,623,859	$—	$2,623,859
Asset-Backed Securities	—	375,553,872	1,518,285	377,072,107
Collateralized Mortgage Obligations	—	95,590,507	10,082	95,600,589
Corporate Bonds	—	369,910,221[1]	—	369,910,221
Mortgage-Backed Securities	—	107,601	—	107,601
Municipal Bond	—	1,206,968	—	1,206,968
Foreign Government/Agency	—	2,928,000	—	2,928,000
U.S. Treasury	—	24,077,425	—	24,077,425
Certificate of Deposit	—	4,001,799	—	4,001,799
Commercial Paper	—	6,956,575	—	6,956,575
Investment Companies[2]	34,231,948	—	—	116,599,677
TOTAL SECURITIES	$34,231,948	$882,956,827	$1,528,367	$1,001,084,821
Other Financial Instruments[3]
Assets	$—	$—	$—	$—
Liabilities	(111,913)	—	—	(111,913)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(111,913)	$—	$—	$(111,913)
1	Includes $828,449 of corporate bonds transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $82,367,729 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to 24 days after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
12

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017